Statement of Changes in Shareholders’ Equity - 9 months ended Oct. 31, 2021 - USD ($)	Share Capital	Equity Reserves	Deficit	Total
Shares issued upon inception (February 5, 2021) (Note 1) at Feb. 04, 2021	$ 1			$ 1
Shares issued upon inception (February 5, 2021) (Note 1) (in Shares) at Feb. 04, 2021	100
Shares issued pursuant to asset purchase agreement (Note 3)	$ 1,367,668			1,367,668
Shares issued pursuant to asset purchase agreement (Note 3) (in Shares)	36,000,000
Private placements, net of share issue costs (Note 10)	$ 7,032,152			7,032,152
Private placements, net of share issue costs (Note 10) (in Shares)	11,403,000
Shares issued to finder (Notes 6, 9 and 10)	$ 323,913			323,913
Shares issued to finder (Notes 6, 9 and 10) (in Shares)	400,000
Warrants issued pursuant to the Separation and Distribution Agreement (Notes 3 and 10)	$ (284,500)	284,500
Share-based payment (Note 10)		638,551		638,551
Net loss for the period			(2,111,582)	(2,111,582)
Balance, October 31, 2021 at Oct. 31, 2021	$ 8,439,234	$ 923,051	$ (2,111,582)	$ 7,250,703
Balance, October 31, 2021 (in Shares) at Oct. 31, 2021	47,803,100			47,803,100